STATEMENT OF CASH FLOWS, SUPPLEMENTAL DISCLOSURES (USD $)	3 Months Ended		68 Months Ended
	Aug. 31, 2013	Aug. 31, 2012	Aug. 31, 2013
SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS
Cash paid for income taxes	$ 0.00	$ 0.00	$ 0.00
Cash paid for interest	0.00	0.00	222.00
Convertible Promissory Note - non-cash capitalization	0.00	0.00	51,879.00
Prepaid Expenses - non-cash capitalization	0.00	1,000,000.00	1,850,000.00
Purchase of Intangible Assets - non-cash capitalization	0.00	585,000.00	585,000.00
Debt Discount - non cash capitalization, net	55,109.00	0.00	382,716.00
Common Stock issued for repayment of loans	$ 114,350.00	$ 0.00	$ 196,850.00